Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of definite-lived other intangible assets
December 31, 2019
U.S. dollars in thousands

Core technology	$312
Customer relationships	545
857
Less – accumulated amortization	(96)
Other intangible assets, net	$761

Schedule of goodwill

	Year ended December 31, 2019
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2019	$5,430	$-	$5,430
Acquisitions	-	2,466	2,466
Functional currency translation adjustments	-	14	14
Balance as of December 31, 2019	$5,430	$2,480	$7,910